ASSET RETIREMENT OBLIGATIONS (ARO) (Tables)	12 Months Ended
Dec. 31, 2025
Asset Retirement Obligations
SCHEDULE OF ASSET RETIREMENT OBLIGATIONS

	December 31,	December 31,
	2025	2024

Balance at January 1	$2,168	$1,966
Additional obligations recognized	273	196
Change in cash flows/discount rates	(285)	(84)
Liabilities settled	(4)	-
Accretion	107	90
Balance at December 31	$2,259	$2,168